Related Party Balance and Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of due to related parties
		As of December 31,
		2021	2020
Due from related parties
Bally		5,168	5,168
Zhuhai Investment	(1)	25,534	155,378
Mr. Xuanming Wang		26,664	-
Mr. Haiwei Zuo		7,912	-
Yihe Beijing	(2)	-	12,184
Total		$65,278	$172,730

(1)	The balance as of December 31, 2021 and 2020 represented the prepaid rental fee by GMB IT.

(2)	The balance as of December 31, 2020 represented the consulting fees paid by GIOP on behalf of the related party.